Other Charges - Summary of Other Charges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other charges [abstract]
Other charges	€ 375	€ 235	€ 700